VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—6.4%
Best Buy Co., Inc.	585,000	$ 37,054
Gentex Corp.	1,850,000	44,104
Target Corp.	250,000	37,097
Toll Brothers, Inc.	900,000	37,800
		156,055

Consumer Staples—1.5%
Sysco Corp.	515,000	36,416
Energy—4.2%
Baker Hughes Co.	2,400,000	50,304
EOG Resources, Inc.	470,000	52,513
		102,817

Financials—12.7%
Allstate Corp. (The)	365,000	45,453
Capital One Financial Corp.	400,000	36,868
First Citizens BancShares, Inc. Class A	48,000	38,277
Hartford Financial Services Group, Inc. (The)	1,185,000	73,399
Signature Bank	365,000	55,115
Willis Towers Watson plc	300,000	60,282
		309,394

Health Care—13.6%
Azenta, Inc.	1,600,000	68,576
Cooper Cos., Inc. (The)	295,000	77,851
Teleflex, Inc.	450,000	90,657
Zimmer Biomet Holdings, Inc.	900,000	94,095
		331,179

Industrials—17.1%
CSX Corp.	1,400,000	37,296
Fortive Corp.	750,000	43,725
General Dynamics Corp.	215,000	45,617
Herc Holdings, Inc.	200,000	20,776
Howmet Aerospace, Inc.	1,125,000	34,796
	Shares	Value

Industrials—continued
ITT, Inc.	530,000	$ 34,630
Jacobs Solutions, Inc.	345,000	37,429
Parker-Hannifin Corp.	170,000	41,193
Quanta Services, Inc.	315,000	40,128
Trane Technologies plc	250,000	36,202
Zurn Elkay Water Solutions Corp.	1,900,000	46,550
		418,342

Information Technology—8.2%
Global Payments, Inc.	550,000	59,427
Motorola Solutions, Inc.	400,000	89,588
Roper Technologies, Inc.	140,000	50,350
		199,365

Materials—7.9%
Air Products & Chemicals, Inc.	250,000	58,182
Eastman Chemical Co.	550,000	39,078
Martin Marietta Materials, Inc.	180,000	57,976
PPG Industries, Inc.	350,000	38,742
		193,978

Real Estate—14.5%
American Homes 4 Rent Class A	2,650,000	86,946
Extra Space Storage, Inc.	235,000	40,587
Healthcare Realty Trust, Inc.	3,700,000	77,145
National Retail Properties, Inc.	1,235,000	49,227
Rexford Industrial Realty, Inc.	980,000	50,960
SBA Communications, Corp. Class A	175,000	49,814
		354,679

Utilities—11.5%
Ameren Corp.	575,000	46,316
CenterPoint Energy, Inc.	1,600,000	45,088
CMS Energy Corp.	820,000	47,757
Entergy Corp.	475,000	47,799
	Shares	Value

Utilities—continued
PPL Corp.	1,900,000	$ 48,165
Xcel Energy, Inc.	725,000	46,400
		281,525

Total Common Stocks (Identified Cost $2,695,947)		2,383,750

Total Long-Term Investments—97.6% (Identified Cost $2,695,947)		2,383,750

Short-Term Investments—1.4%
Money Market Mutual Funds(1)—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)	22,002	22
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)	35,136,261	35,136
Total Short-Term Investments (Identified Cost $35,158)		35,158

TOTAL INVESTMENTS—99.0% (Identified Cost $2,731,105)		$2,418,908
Other assets and liabilities, net—1.0%		24,834
NET ASSETS—100.0%		$2,443,742

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,383,750	$2,383,750
Money Market Mutual Funds	35,158	35,158
Total Investments	$2,418,908	$2,418,908
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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